Cash and Cash Equivalents - Additional Information (Detail) - TWD ($)	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash and cash equivalents classified and shown as "non-current assets held for sale"		$ 389,897,000
Cash and cash equivalents pledge	$ 0	$ 0